AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 97.4%
	ADVERTISING — 2.5%
	Clear Channel Outdoor Holdings, Inc.
$700,000	7.750%, 4/15/2028[1,2]	$749,000
80,000	7.500%, 6/1/2029[1,2]	85,400
475,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 6.250%, 6/15/2025[1,2]	494,000
		1,328,400
	AEROSPACE/DEFENSE — 0.5%
	Triumph Group, Inc.
199,000	8.875%, 6/1/2024[1,2]	216,910
45,000	6.250%, 9/15/2024[1,2]	45,281
		262,191
	AIRLINES — 3.9%
880,000	American Airlines, Inc. 11.750%, 7/15/2025[2]	1,085,700
512,000	Delta Air Lines, Inc. 7.000%, 5/1/2025[2]	585,658
320,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 1/20/2026[1,2,3]	334,800
		2,006,158
	AUTO MANUFACTURERS — 0.0%
5,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026[1,2]	5,232
	AUTO PARTS & EQUIPMENT — 4.1%
310,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026[1,2,3]	316,200
245,000	American Axle & Manufacturing, Inc. 6.875%, 7/1/2028[1]	264,203
305,000	Clarios Global LP 6.750%, 5/15/2025[1,2,3]	319,487
	Tenneco, Inc.
525,000	5.375%, 12/15/2024[1]	521,719
150,000	5.000%, 7/15/2026[1]	144,188
530,000	Titan International, Inc. 7.000%, 4/30/2028[1]	564,450
		2,130,247
	BUILDING MATERIALS — 1.5%
480,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	477,600

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	BUILDING MATERIALS (Continued)
$295,000	Koppers, Inc. 6.000%, 2/15/2025[1,2]	$300,160
		777,760
	CHEMICALS — 8.8%
320,000	Consolidated Energy Finance S.A. 6.500%, 5/15/2026[1,2,3]	326,000
200,000	CVR Partners LP / CVR Nitrogen Finance Corp. 6.125%, 6/15/2028[1,2]	211,000
635,000	GPD Cos., Inc. 10.125%, 4/1/2026[1,2]	676,472
200,000	Herens Holdco Sarl 4.750%, 5/15/2028[1,2,3]	196,000
390,000	Innophos Holdings, Inc. 9.375%, 2/15/2028[1,2]	422,175
135,000	Iris Holdings, Inc. 8.750%, 2/15/2026[1,2]	135,844
400,000	LSF11 A5 HoldCo LLC 6.625%, 10/15/2029[1,2]	394,000
250,000	NOVA Chemicals Corp. 5.250%, 6/1/2027[1,2,3]	266,250
141,000	OCI N.V. 4.625%, 10/15/2025[1,2,3]	146,287
500,000	Polar U.S. Borrower LLC / Schenectady International Group, Inc. 6.750%, 5/15/2026[1,2]	491,250
712,000	Rayonier AM Products, Inc. 7.625%, 1/15/2026[1,2]	754,720
45,000	Unifrax Escrow Issuer Corp. 5.250%, 9/30/2028[1,2]	45,484
450,000	Venator Finance Sarl / Venator Materials LLC 9.500%, 7/1/2025[1,2,3]	490,500
		4,555,982
	COAL — 0.8%
400,000	SunCoke Energy, Inc. 4.875%, 6/30/2029[1,2]	398,000
	COMMERCIAL SERVICES — 5.1%
200,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[1,2,3]	202,000
415,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/2026[1,2]	435,047
240,000	Alta Equipment Group, Inc. 5.625%, 4/15/2026[1,2]	246,842

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
$250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750%, 7/15/2027[1,2]	$259,375
375,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[1,2,3]	385,313
560,000	Metis Merger Sub LLC 6.500%, 5/15/2029[1,2]	550,026
215,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	228,791
203,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	205,538
120,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	126,114
		2,639,046
	COMPUTERS — 2.4%
500,000	Austin BidCo, Inc. 7.125%, 12/15/2028[1,2]	516,250
170,000	NCR Corp. 5.750%, 9/1/2027[1,2]	177,650
240,000	Presidio Holdings, Inc. 4.875%, 2/1/2027[1,2]	247,200
305,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	330,162
		1,271,262
	COSMETICS/PERSONAL CARE — 0.7%
340,000	Coty, Inc. 5.000%, 4/15/2026[1,2]	350,210
	DISTRIBUTION/WHOLESALE — 1.0%
525,000	BCPE Empire Holdings, Inc. 7.625%, 5/1/2027[1,2]	536,062
	DIVERSIFIED FINANCIAL SERVICES — 7.2%
290,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 5.000%, 8/15/2028[1,2]	297,250
340,000	LFS Topco LLC 5.875%, 10/15/2026[1,2]	351,050
	Midcap Financial Issuer Trust
375,000	6.500%, 5/1/2028[1,2]	390,937
575,000	5.625%, 1/15/2030[1,2]	576,498
350,000	Nationstar Mortgage Holdings, Inc. 6.000%, 1/15/2027[1,2]	364,595
120,000	Navient Corp. 5.500%, 1/25/2023	124,980

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
$276,000	NFP Corp. 4.875%, 8/15/2028[1,2]	$278,760
	OneMain Finance Corp.
205,000	5.625%, 3/15/2023	214,134
320,000	6.125%, 3/15/2024[1]	339,274
750,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. 10.500%, 6/1/2024[1,2,3]	802,500
		3,739,978
	ENGINEERING & CONSTRUCTION — 2.0%
595,000	Artera Services LLC 9.033%, 12/4/2025[1,2]	629,471
396,000	Railworks Holdings LP / Railworks Rally, Inc. 8.250%, 11/15/2028[1,2]	407,880
		1,037,351
	ENTERTAINMENT — 1.8%
	Cinemark USA, Inc.
185,000	5.875%, 3/15/2026[1,2]	187,312
435,000	5.250%, 7/15/2028[1,2]	424,125
200,000	Motion Bondco DAC 6.625%, 11/15/2027[1,2,3]	202,000
113,000	Powdr Corp. 6.000%, 8/1/2025[1,2]	117,520
		930,957
	ENVIRONMENTAL CONTROL — 0.3%
170,000	GFL Environmental, Inc. 4.250%, 6/1/2025[1,2,3]	174,921
	FOOD — 1.0%
500,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	500,000
	FOREST PRODUCTS & PAPER — 0.5%
255,000	Mercer International, Inc. 5.125%, 2/1/2029[1]	260,449
	HEALTHCARE-SERVICES — 3.0%
325,000	Cano Health LLC 6.250%, 10/1/2028[1,2]	325,009
420,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	441,000
260,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	275,304

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES (Continued)
$105,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[1]	$106,312
420,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	439,950
		1,587,575
	HOME BUILDERS — 2.7%
1,090,000	New Home Co., Inc. 7.250%, 10/15/2025[1,2]	1,111,800
265,000	Winnebago Industries, Inc. 6.250%, 7/15/2028[1,2]	283,746
		1,395,546
	INTERNET — 1.9%
260,000	Cablevision Lightpath LLC 5.625%, 9/15/2028[1,2]	256,311
250,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026[1,2]	260,055
465,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	495,225
		1,011,591
	INVESTMENT COMPANIES — 0.5%
245,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[1,2]	256,638
	IRON/STEEL — 1.1%
585,000	TMS International Corp. 6.250%, 4/15/2029[1,2]	582,075
	LEISURE TIME — 1.8%
470,000	Carnival Corp. 7.625%, 3/1/2026[1,2,3]	492,677
140,000	Royal Caribbean Cruises Ltd. 5.500%, 8/31/2026[1,2,3]	142,352
280,000	Viking Ocean Cruises Ship VII Ltd. 5.625%, 2/15/2029[1,2,3]	279,650
		914,679
	LODGING — 0.1%
56,000	Marriott Ownership Resorts, Inc. 6.125%, 9/15/2025[1,2]	58,380
	MACHINERY-CONSTRUCTION & MINING — 0.5%
250,000	Manitowoc Co., Inc. 9.000%, 4/1/2026[1,2]	263,125

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MACHINERY-DIVERSIFIED — 0.6%
$300,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.750%, 4/15/2026[1,2,3]	$304,500
	MEDIA — 12.0%
	Audacy Capital Corp.
380,000	6.500%, 5/1/2027[1,2]	375,896
905,000	6.750%, 3/31/2029[1,2]	884,153
765,000	Cengage Learning, Inc. 9.500%, 6/15/2024[1,2]	769,781
340,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 8/15/2027[1,2]	347,932
255,000	DISH DBS Corp. 7.375%, 7/1/2028[1]	258,188
550,000	Gannett Holdings LLC 6.000%, 11/1/2026[1,2]	561,688
480,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	506,083
260,000	McGraw-Hill Education, Inc. 5.750%, 8/1/2028[1,2]	257,400
1,045,000	Townsquare Media, Inc. 6.875%, 2/1/2026[1,2]	1,109,006
200,000	Univision Communications, Inc. 6.625%, 6/1/2027[1,2]	215,500
500,000	Videotron Ltd. 3.625%, 6/15/2029[1,2,3]	502,500
410,000	Ziggo Bond Co. B.V. 6.000%, 1/15/2027[1,2,3]	422,300
		6,210,427
	METAL FABRICATE/HARDWARE — 1.0%
515,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027[1]	499,807
	MINING — 2.7%
395,000	Century Aluminum Co. 7.500%, 4/1/2028[1,2]	416,725
	First Quantum Minerals Ltd.
350,000	6.500%, 3/1/2024[1,2,3]	354,375
200,000	7.500%, 4/1/2025[1,2,3]	205,740
395,000	Taseko Mines Ltd. 7.000%, 2/15/2026[1,2,3]	410,800
		1,387,640

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING — 2.5%
	FXI Holdings, Inc.
$230,000	7.875%, 11/1/2024[1,2]	$234,347
700,000	12.250%, 11/15/2026[1,2]	786,660
255,000	LSB Industries, Inc. 6.250%, 10/15/2028[1,2]	265,200
		1,286,207
	OFFICE FURNISHINGS — 0.5%
250,000	Interface, Inc. 5.500%, 12/1/2028[1,2]	261,875
	PACKAGING & CONTAINERS — 4.7%
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/2027[1,2,3]	513,187
260,000	Greif, Inc. 6.500%, 3/1/2027[1,2]	269,750
250,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC 6.000%, 9/15/2028[1,2,3]	256,875
275,000	LABL, Inc. 6.750%, 7/15/2026[1,2]	283,415
	Mauser Packaging Solutions Holding Co.
485,000	8.500%, 4/15/2024[1,2]	500,763
615,000	7.250%, 4/15/2025[1,2]	616,559
		2,440,549
	PHARMACEUTICALS — 0.9%
305,000	AdaptHealth LLC 6.125%, 8/1/2028[1,2]	323,300
135,000	Bausch Health Americas, Inc. 8.500%, 1/31/2027[1,2]	141,750
		465,050
	REAL ESTATE — 1.6%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
195,000	7.625%, 6/15/2025[1,2]	206,700
330,000	9.375%, 4/1/2027[1,2]	356,400
250,000	5.750%, 1/15/2029[1,2]	256,250
		819,350
	REITS — 1.8%
255,000	Apollo Commercial Real Estate Finance, Inc. 5.375%, 10/15/2023[4]	258,187
360,000	iStar, Inc. 4.750%, 10/1/2024[1]	373,500

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	REITS (Continued)
$250,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 5.875%, 10/1/2028[1,2]	$260,000
50,000	Starwood Property Trust, Inc. 3.750%, 12/31/2024[1,2]	50,519
		942,206
	RETAIL — 5.0%
260,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125%, 4/15/2029[1,2]	264,046
333,000	Dave & Buster's, Inc. 7.625%, 11/1/2025[1,2]	355,061
275,000	Foundation Building Materials, Inc. 6.000%, 3/1/2029[1,2]	270,187
305,000	Guitar Center, Inc. 8.500%, 1/15/2026[1,2]	327,259
415,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[1,2]	419,636
520,000	Macy's Retail Holdings LLC 5.875%, 4/1/2029[1,2]	554,450
250,000	Michaels Cos., Inc. 7.875%, 5/1/2029[1,2]	246,250
135,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/2026[1,2]	143,285
		2,580,174
	SEMICONDUCTORS — 0.5%
255,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	269,515
	SOFTWARE — 3.4%
155,000	Dun & Bradstreet Corp. 6.875%, 8/15/2026[1,2]	161,200
1,045,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	1,019,502
185,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	193,325
405,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025[1,2]	419,175
		1,793,202
	TELECOMMUNICATIONS — 3.1%
610,000	Avaya, Inc. 6.125%, 9/15/2028[1,2]	646,600
475,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	475,000

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS (Continued)
$250,000	Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/1/2026[1,2,3]	$262,812
240,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	247,200
		1,631,612
	TRANSPORTATION — 1.4%
645,000	Danaos Corp. 8.500%, 3/1/2028[1,2,3]	706,275
	TOTAL CORPORATE BONDS
	(Cost $50,152,857)	50,572,204
	SHORT-TERM INVESTMENTS — 1.0%
519,421	UMB Bank Demand Deposit, 0.01%[5]	519,421
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $519,421)	519,421
	TOTAL INVESTMENTS — 98.4%
	(Cost $50,672,278)	51,091,625
	Other Assets in Excess of Liabilities — 1.6%	815,500
	TOTAL NET ASSETS — 100.0%	$51,907,125

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $45,931,192, which represents 88.5% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]Convertible security.
[5]The rate is the annualized seven-day yield at period end.